Stockholders' Equity (Deficit) (Preferred Stock) (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Number of shares called by issuing warrants	6,000,000
Proceeds from sales of common shares and warrants, net	$ 6,000
Exercise price of warrants	$ 0.75	$ 1.19		$ 1.19	$ 1.29	$ 1.71
Proceeds to warrant was accreted as a dividend		$ 1
Derivative Liability		6,500
Amount of loss upon issuance		$ 500
Series A Junior Participating Preferred Stock
Class of Stock [Line Items]
Shares issued during period		90,000		90,000
Series B Preferred Stock
Class of Stock [Line Items]
Shares issued during period		1,000		1,000
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000		100,000	100,000
Shares issued during period	1,200
Number of shares called by issuing warrants	6,000,000
Conversion price per dollar of stated value	$ 0.75
Proceeds from sales of common shares and warrants, net	$ 6,000
Stated value per share of preferred stock	$ 5,000
Exercise price of warrants	$ 0.75
Shares issued upon conversion	8,000,000
Stock issuance costs		$ 70
Proceeds to warrant was accreted as a dividend		6,000
Deemed dividend recorded to additional paid-in capital		$ 6,000